ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS	ORGANIZATION AND DESCRIPTION OF BUSINESS
Basis of Presentation
Waldencast and its consolidated subsidiaries (the “Company”) has prepared the accompanying condensed consolidated financial statements pursuant to generally accepted accounting principles in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”).
In the Company's opinion, all adjustments considered necessary for a fair presentation have been included. These statements omit certain information and footnote disclosures required for complete annual financial statements and, therefore, should be read in conjunction with the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2023. Results of operations for the period ended June 30, 2024 are not necessarily indicative of the expected results for the remainder of the fiscal year.
Unless the context requires otherwise, the “Company” refers to Waldencast together with its consolidated subsidiaries.